Submission	Oct. 02, 2026
Submission [Line Items]
Central Index Key	0001482541
Registrant Name	BNB Standard Corp
Registration File Number	333-289830
Form Type	S-3
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES